S000083456 [Member] Investment Objectives and Goals - iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® PARIS-ALIGNED CLIMATE OPTIMIZED MSCI World ex USA ETF Ticker: PABDStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S., that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low-carbon economy.